Long-term Debt - Principal Payments (Table) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Principal Payments [Abstract]
2017	$ 33,495
2018	214,545
2019	78,418
2020	41,047
2021	169,866
Thereafter	34,146
Total principal payments	571,517
Less: Unamortized portion of notes' discount	(26,285)
Total long-term debt	$ 545,232